Property, Plant, and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross		$ 1,100,258	$ 1,017,926
Less accumulated depreciation		(440,575)	(393,284)
Property, plant and equipment, Total	904,685	659,683	624,642
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross		38,968	49,334
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross		295,057	285,190
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross		696,513	644,575
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross		10,136	9,355
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Gross		$ 59,584	$ 29,472